Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Revenues	$ 89,285	$ 69,168	$ 45,880
Costs	30,804	26,119	23,204
Gross profit / (loss)	58,481	43,049	22,676
Net loss from fair value adjustment of investment properties	49,145	(29,427)	27,469
General and administrative expenses	19,319	11,377	10,667
Selling expenses	4,511	4,822	5,267
Other operating results, net	(7,195)	131	(304)
Loss from operations	(21,689)	56,408	(21,031)
Share of loss of associates and joint ventures	2,622	(764)	(15,483)
Segment Loss	(19,067)	55,644	(36,514)
Costs	(30,804)	(26,119)	(23,204)
General and administrative expenses	(19,319)	(11,377)	(10,667)
Selling expenses	(4,511)	(4,822)	(5,267)
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	89,285	69,168	45,880
Costs	30,804	26,119	23,204
Gross profit / (loss)	58,481	43,049	22,676
Net loss from fair value adjustment of investment properties	(49,145)	29,427	(27,469)
General and administrative expenses	19,319	11,377	10,667
Selling expenses	4,511	4,822	5,267
Other operating results, net	(7,195)	131	(304)
Loss from operations	(21,689)	56,408	(21,031)
Share of loss of associates and joint ventures	2,622	(764)	(15,483)
Segment Loss	19,067	55,644	(36,514)
Reportable assets	711,612	803,667	787,566
Reportable liabilities	(324,337)	(437,767)	(495,128)
Net reportable assets	387,275	365,900	292,438
Costs	(30,804)	(26,119)	(23,204)
General and administrative expenses	(19,319)	(11,377)	(10,667)
Selling expenses	(4,511)	(4,822)	(5,267)
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	72,303	55,174	35,754
Costs	13,251	11,498	12,214
Gross profit / (loss)	59,052	43,676	23,540
Net loss from fair value adjustment of investment properties	(51,180)	26,576	(27,040)
General and administrative expenses	19,438	11,484	10,885
Selling expenses	4,538	4,834	5,338
Other operating results, net	7,284	61	(551)
Loss from operations	(23,388)	53,995	(20,274)
Share of loss of associates and joint ventures	3,889	1,005	(14,102)
Segment Loss	(19,499)	55,000	(34,376)
Reportable assets	635,002	702,440	724,290
Reportable liabilities	0	0	0
Net reportable assets	635,002	702,440	724,290
Costs	(13,251)	(11,498)	(12,214)
General and administrative expenses	(19,438)	(11,484)	(10,885)
Selling expenses	(4,538)	(4,834)	(5,338)
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	0	0	(110)
Costs	0	0	0
Gross profit / (loss)	0	0	(110)
Net loss from fair value adjustment of investment properties	0	0	0
General and administrative expenses	52	50	170
Selling expenses	0	0	0
Other operating results, net	(52)	(50)	(60)
Loss from operations	0	0	0
Share of loss of associates and joint ventures	0	0	0
Segment Loss	0	0	0
Reportable assets	80,198	105,407	68,624
Reportable liabilities	(324,337)	(437,767)	(495,128)
Net reportable assets	(244,139)	(332,360)	(426,504)
Costs	0	0	0
General and administrative expenses	(52)	(50)	(170)
Selling expenses	0	0	0
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	17,435	14,496	10,415
Costs	(17,751)	(14,817)	(11,237)
Gross profit / (loss)	(316)	(321)	(822)
Net loss from fair value adjustment of investment properties	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	166	120	378
Loss from operations	(150)	(201)	(444)
Share of loss of associates and joint ventures	0	0	0
Segment Loss	(150)	(201)	(444)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Costs	17,751	14,817	11,237
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Joint Ventures [Member]
Statement [Line Items]
Revenues	(453)	(502)	(179)
Costs	198	196	247
Gross profit / (loss)	(255)	(306)	68
Net loss from fair value adjustment of investment properties	2,035	2,851	(429)
General and administrative expenses	67	57	48
Selling expenses	27	12	71
Other operating results, net	(25)	0	(71)
Loss from operations	1,849	2,614	(313)
Share of loss of associates and joint ventures	(1,267)	(1,769)	(1,381)
Segment Loss	582	845	(1,694)
Reportable assets	(3,588)	(4,180)	(5,348)
Reportable liabilities	0	0	0
Net reportable assets	(3,588)	(4,180)	(5,348)
Costs	(198)	(196)	(247)
General and administrative expenses	(67)	(57)	(48)
Selling expenses	$ (27)	$ (12)	$ (71)